INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

13     INVENTORIES

	December 31,	December 31,
	2022	2021

Raw materials	7,322,376	6,568,752
Work-in-progress	11,660,396	10,512,450
Finished goods	6,177,766	4,639,875
Spare parts	622,541	645,564
Packaging materials and others	162,874	26,351
	25,945,953	22,392,992

Less: provision for impairment of inventories	(1,233,631)	(750,338)
	24,712,322	21,642,654

Movements in the provision for impairment of inventories are as follows:

	December 31,	December 31,
	2022	2021

As of January 1	750,338	616,680
Provision for impairment of inventories (Note)	943,732	485,088
Disposal of a subsidiary	(5,452)	—
Reversal arising from increase in net realizable value	(4,766)	(14,624)
Written off upon sales of inventories	(450,221)	(336,806)
As of December 31	1,233,631	750,338

As of December 31, 2022 and December 31, 2021, the Group had no pledged inventories for bank and other borrowings.

13     INVENTORIES (CONTINUED)

Note

During the year, the Group changed its overall alumina production plan, which reduced the alumina production level of certain subsidiaries considering overall layout of alumina capacity, cost efficiency of production and the supply of bauxite in different regions. Accordingly, a certain amount of bauxite originally intended for the production of alumina now becomes excessive. The Group has decided to dispose of this excessive bauxite directly.

Given the change in the intended use of the bauxite inventories, the Group has re-assessed the provision of this excessive bauxite based on the direct selling price of bauxite ores. As a result, an inventory impairment loss of RMB535 million was recognized.